Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Summary of related party transactions

The following table summarizes related party transactions for the years ended December 31 (in thousands):

	2013	2012	2011
Sales of coal to Venture Fuels Partnership	$19,708	$22,069	$20,461

Transactions with Rio Tinto:
Agency services fees paid to Rio Tinto	$—	$—	$712
Revenue from export sales agreements with Rio Tinto	$—	$—	$16,203